Goodwill (details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Other Intangible Assets disclosure
Intangible assets not subject to amortization	$ 217	$ 217
Total other intangible assets, gross carrying amount	878	878
Total other intangible assets, accumulated amortization	550	527
Total other intangible assets, net	$ 328	$ 351